OTHER PAYABLES AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2014
OTHER PAYABLES AND ACCRUED EXPENSES [Abstract]
Schedule of Other Payables and Accrued Expenses

	December 31,
	2014	2013
Other taxes payable	$155,354	$405,705
Accrued payroll & welfare	35,110	18,119
Accrued expense & liability	802,059	645,810
Deposits of purchasing materials	-	477,859
Interest payable	583,035	-
Others	47,400	2,255
	$1,622,958	$1,549,748